Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and entity information [Abstract]
Entity Registrant Name	Woori Financial Group Inc.
Entity Central Index Key	0001264136
Document Type	20-F
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	722,267,681
EntityEmergingGrowthCompany	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
EntityAddressCountry	KR